                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                               New York, New York 10281-1008

Nancy S. Vann
Vice President &
Assistant Counsel

February 28, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Quest Capital Value Fund, Inc.
           Registration Nos. 333-16881; 811-4797

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby  represent that, with respect to the Prospectus and
Statement of Additional Information of the Registrant,  dated February 28, 2007, no  changes  were  made  to the  Prospectus  and  the  Statement  of  Additional
Information  contained in  Post-Effective  Amendment No. 14 to the  Registrant's
Registration  Statement on Form N-1A,  which was filed  electronically  with the
Securities and Exchange Commission on February 26, 2007.

                                    Very truly yours,

                                    /s/  Nancy S. Vann
                                    Nancy S. Vann
                                    Vice President and Assistant Counsel
                                    212.323.5089
                                    nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Mitchell J.Lindauer